Consolidated Statements of Stockholders Deficit and Members Interests - USD ($)	Class A Common Stock	Common Class B [Member]	Common Stock Payable	Additional Paid-In Capital	Non-controlling Interests	Accumulated Deficit	Total
Beginning Balance, Shares at Apr. 30, 2015	57,188,313
Beginning Balance, Amount at Apr. 30, 2015	$ 57,189		$ 90,000	$ 20,215,398	$ (374,781)	$ (27,633,112)	$ (7,645,306)
Adjustment to shares, Shares	(40,000)
Adjustment to shares, Amount	$ (39)			39
Related party debt forgiven and contributed to capital				2,212,721			2,212,721
Shares issued to related party for conversion of preferred stock and accrued dividends, Shares	123,283,700
Shares issued to related party for conversion of preferred stock and accrued dividends, Amount	$ 123,284			1,725,972			1,849,256
Conversion of related party convertible notes payable to common stock payable			2,925,000				2,925,000
Conversion of accrued expenses to common stock payable			291,668				291,668
Cash for common stock payable			75,000				75,000
Services for common stock payable			13,815				13,815
Net loss					(1,838)	(2,522,015)	(2,523,853)
Ending Balance, Shares at Apr. 30, 2016	180,432,013
Ending Balance, Amount at Apr. 30, 2016	$ 180,434		3,395,483	24,154,130	(376,619)	(30,155,127)	(2,801,699)
Related party debt forgiven and contributed to capital			(90,000)	90,000
Shares issued for: Cash, Shares	39,394,400
Shares issued for: Cash, Amount	$ 39,395			36,974			76,369
Common stock payable, Shares	236,784,319
Common stock payable, Amount	$ 236,783		(3,064,332)	2,827,549
Conversion of convertible note payable and derivative liabilities, Shares	489,000,000
Conversion of convertible note payable and derivative liabilities, Amount	$ 489,000			(304,091)			184,909
Accrued expenses, Shares	2,082,190
Accrued expenses, Amount	$ 2,082			(1,666)			416
Accounts payable, Shares	28,625,000
Accounts payable, Amount	$ 28,625			(22,900)			5,725
Services, Shares	4,298,246
Services, Amount	$ 4,298			94,237			98,535
Interest expense, Shares	7,000,000
Interest expense, Amount	$ 7,000			27,300			34,300
Shares issued to related party for refinery project rights, Shares		1,500,000,000
Shares issued to related party for refinery project rights, Amount		$ 1,500,000		(1,350,000)			150,000
Cash for common stock payable			49,741				49,741
Services for common stock payable			17,086				17,086
Net loss					(1,824)	(6,763,467)	(6,765,291)
Ending Balance, Shares at Apr. 30, 2017	987,616,168	1,500,000,000
Ending Balance, Amount at Apr. 30, 2017	$ 987,617	$ 1,500,000	$ 307,978	$ 25,551,533	$ (378,443)	$ (36,918,594)	$ (8,949,909)